Exploration and Evaluation Assets (Details)																									12 Months Ended
	Mar. 13, 2023 m²	Mar. 04, 2023 m²	Feb. 03, 2023 CAD ($)	Jan. 27, 2023	Dec. 15, 2022 m²	Dec. 09, 2022 shares	Dec. 01, 2022 m²	Nov. 25, 2022 m²	Nov. 14, 2022	Nov. 08, 2022 CAD ($)	Oct. 29, 2022 CAD ($) shares	Jun. 13, 2022 m²	Mar. 02, 2022 m²	Jan. 03, 2022 m²	Nov. 26, 2021 CAD ($)	Jun. 07, 2021 CAD ($) m² shares	Apr. 20, 2021 CAD ($) m² shares	Mar. 12, 2021 m²	Feb. 03, 2021 m²	Jan. 18, 2021 m²	Oct. 02, 2020 m²	Sep. 18, 2020 m²	Sep. 14, 2020 m²	Mar. 17, 2020 m²	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2023 AUD ($)	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 CAD ($)	Apr. 05, 2023 shares	Apr. 03, 2023 shares	Mar. 31, 2023 AUD ($) shares	Nov. 07, 2022	Oct. 21, 2022	Jun. 09, 2021	Jun. 02, 2020	Jan. 29, 2018 m²
Exploration and Evaluation Assets (Details) [Line Items]
Accrued acquisition costs (in Dollars)																									$ 121,000
Acquire interest																									25.00%						25.00%			100.00%
Hectares (in Square Meters) | m²	11,000	3,100																			4,400	693
Shares issued (in Shares) | shares																									750,000				1,300,000	1,500,000	750,000
Share amount (in Dollars)															$ 14,715										$ 217,371		$ 82,442	$ 156,341
Initial interest rate																									50.00%	50.00%
Initial cash payment																									$ 486,837						$ 550,000
Payment and issuing (in Dollars)																										$ 300,000
Interest rate																									25.00%	25.00%
Cash payment																									$ 3,664,578		111,486
Paying amount (in Dollars)																									$ (241,453)		$ (82,442)	$ (156,341)
Valuation amount (in Dollars)																										$ 2,000,000
Abitibi Lithium property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest																	100.00%	100.00%
Number of mineral claim																		241
Hectares (in Square Meters) | m²																		13,000
Shares issued (in Shares) | shares																	1,078,947
Share amount (in Dollars)																	$ 250,000
Royalty percentage																	3.00%
Royalty amount (in Dollars)																	$ 1,000,000
Abitibi Lithium property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									1.00%	1.00%
Abitibi Lithium property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									2.00%	2.00%
Infini Resources Pty Ltd [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest									100.00%
Non refundable payment																									$ 44,088	$ 50,000
Initial interest rate																									50.00%	50.00%
Payment and issuing (in Dollars)																										$ 150,000
Infini Joint Venture Agreement [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
Number of mineral claim									438
Falcon Lake Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest														100.00%																			100.00%
Number of mineral claim														48
Hectares (in Square Meters) | m²														1,000
Paying amount (in Dollars)																									$ 290,295
Battery Age Minerals [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest																									10.00%						10.00%
Non refundable payment																										$ 50,000
Initial interest rate																									65.00%	65.00%
Interest rate				100.00%																					100.00%	100.00%
Cash payment																									$ 46,175						$ 50,000
Paying amount (in Dollars)																									$ 513,975
Aggregate interest rate																									90.00%	90.00%
Earning interest rate																									90.00%	90.00%
Battery Age Minerals Joint Venture Agreement [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Shares issued (in Shares) | shares																									1,375,000						1,375,000
Cash payment																									$ 93,999						$ 100,000
Gaspesie Peninsula Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest					100.00%																				100.00%						100.00%
Number of mineral claim					55
Hectares (in Square Meters) | m²					3,100
Royalty percentage																									2.00%						2.00%
Paying amount (in Dollars)																									$ 1,000,000
Gaspesie Peninsula Property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									1.00%	1.00%
Gaspesie Peninsula Property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									1.00%	1.00%
Jubilee Lithium Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest							100.00%																		100.00%						100.00%
Number of mineral claim							10
Hectares (in Square Meters) | m²							3,300
Royalty percentage																									2.00%						2.00%
Kokanee Creek and Independence Gold Properties [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest																								100.00%			100.00%
Number of mineral claim																								5
Hectares (in Square Meters) | m²																								2,690
Royalty percentage																									2.00%						2.00%
NSR royality																									1.00%	1.00%
Paying amount (in Dollars)																									$ 1,000,000
McNeely Lithium Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest																100.00%
Number of mineral claim																66
Hectares (in Square Meters) | m²																2,400
Shares issued (in Shares) | shares																526,316
NSR royality																									1.00%	1.00%
GMR royalties																									3.00%	3.00%
Paying amount (in Dollars)																$ 250,000									$ 200,000
Phyllis Cobalt Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest																									100.00%						100.00%					100.00%
Hectares (in Square Meters) | m²																																				1,750
Royalty percentage																									3.00%						3.00%
Paying amount (in Dollars)																									$ 1,000,000
Phyllis Cobalt Property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									2.00%	2.00%
Phyllis Cobalt Property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									1.00%	1.00%
Red Lake Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest																							100.00%		100.00%		100.00%				100.00%
Number of mineral claim																							94
Hectares (in Square Meters) | m²																							1,880
Shares issued (in Shares) | shares																									730,263		730,263				730,263
Royalty percentage																									2.50%						2.50%
Paying amount (in Dollars)																									$ 1,000,000
Red Lake Property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									1.50%	1.50%
Red Lake Property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									1.00%	1.00%
Rose West Lithium Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest						100.00%		100.00%																	100.00%						100.00%
Number of mineral claim								32
Hectares (in Square Meters) | m²								1,700
Shares issued (in Shares) | shares						1,300,000
GMR royalties						1.00%																			1.00%	1.00%
Scramble Mine Gold Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest																									100.00%						100.00%				100.00%
Royalty percentage																									3.00%						3.00%
Paying amount (in Dollars)																									$ 500,000
Scramble Mine Gold Property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									2.00%	2.00%
Scramble Mine Gold Property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									1.00%	1.00%
Senay Lithium Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest		100.00%																							100.00%						100.00%
Number of mineral claim		59
GMR royalties																									1.00%	1.00%
Interest rate																									0.50%	0.50%
Paying amount (in Dollars)																									$ 1,000,000
Shaw Gold [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest																						100.00%
Number of mineral claim																						18
Titan Gold Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest																					100.00%				100.00%						100.00%
Number of mineral claim																					80
Royalty percentage																									1.50%						1.50%
Paying amount (in Dollars)																									$ 500,000
Titan Gold Property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									1.00%	1.00%
Titan Gold Property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									0.50%	0.50%
Trix Lithium Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest	100.00%																								100.00%						100.00%
Number of mineral claim	24
Royalty percentage																									2.00%						2.00%
Paying amount (in Dollars)																									$ 1,000,000
Trix Lithium Property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									1.00%	1.00%
Trix Lithium Property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
NSR royality																									1.00%	1.00%
Augustus Lithium Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest											100.00%									100.00%												100.00%
Number of mineral claim																				21
Hectares (in Square Meters) | m²																				900
Shares issued (in Shares) | shares											350,000
Royalty percentage																																2.00%
Royalty amount (in Dollars)											$ 1,000,000
Augustus Lithium Property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
Royalty percentage																																1.00%
Augustus Lithium Property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
Royalty percentage																																1.00%
Bald Eagle Silver Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest																	100.00%
Number of mineral claim																	3
Hectares (in Square Meters) | m²																	1,000
Shares issued (in Shares) | shares																	144,737
Royalty percentage																	2.00%
Royalty amount (in Dollars)																	$ 500,000
Bald Eagle Silver Property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
Royalty percentage																	1.00%
Bald Eagle Silver Property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
Royalty percentage																	1.00%
Canadian Lithium Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest			100.00%																100.00%
Number of mineral claim																			12
Hectares (in Square Meters) | m²																			700
Royalty percentage			2.00%
Royalty amount (in Dollars)			$ 1,000,000
Canadian Lithium Property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
Royalty percentage			1.00%
Canadian Lithium Property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
Royalty percentage			1.00%
Electron Lithium Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest										100.00%			100.00%												25.00%						25.00%
Number of mineral claim													438
Hectares (in Square Meters) | m²													30,000
Royalty percentage										3.00%
Royalty amount (in Dollars)										$ 1,000,000
Non refundable payment																									$ 45,359
Payment and issuing (in Dollars)																										$ 300,000
Interest rate																									75.00%	75.00%
Electron Lithium Property [Member] | Bottom of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
Number of mineral claim									255
GMR royalties																									1.00%	1.00%
Electron Lithium Property [Member] | Top of range [member]
Exploration and Evaluation Assets (Details) [Line Items]
GMR royalties																									2.00%	2.00%
Electron Lithium Property [Member] | Infini Resources Pty Ltd [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Payment and issuing (in Dollars)																										$ 150,000
Electron Lithium Property [Member] | Infini Joint Venture Agreement [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Interest rate																									100.00%	100.00%
North Spirit Property [Member]
Exploration and Evaluation Assets (Details) [Line Items]
Acquire interest												100.00%													100.00%						100.00%
Number of mineral claim												124
Hectares (in Square Meters) | m²												2,500
Shares issued (in Shares) | shares																									1,105,262						1,105,262
Royalty percentage																									1.00%						1.00%